UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6718

Dreyfus Investment Grade Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2009

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short Term Income Fund
October 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.7%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	189,000 a	181,440
Aerospace & Defense--.2%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	475,000	471,438
Agriculture--1.2%
Altria Group,
Gtd. Notes	8.50	11/10/13	1,585,000	1,840,527
Philip Morris International,
Sr. Unscd. Notes	4.88	5/16/13	775,000	825,154
				2,665,681
Asset-Backed Ctfs./Auto Receivables--4.6%
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	135,525	136,717
Americredit Automobile Receivables
Trust, Ser. 2005-DA, Cl. A4	5.02	11/6/12	869,407	889,797
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3A	5.42	5/7/12	644,819	656,753
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A3	5.22	6/8/12	1,382,822	1,407,198
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	389,146 b	301,620
Capital Auto Receivables Asset
Trust, Ser. 2007-SN2, Cl. A4	1.28	5/16/11	1,075,000 b,c	1,078,294
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B	5.07	12/15/11	485,000	496,957
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	744,828	760,893
Carmax Auto Owner Trust,
Ser. 2006-2, Cl. B	5.31	4/16/12	565,000	584,862
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000	1,974,454

Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	300,000 b	306,369
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	914,275	930,547
JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	7/15/15	684,948 b	673,628
Triad Auto Receivables Owner
Trust, Ser. 2007-B, Cl. A2A	5.30	10/12/11	253,742	255,290
				10,453,379
Asset-Backed Ctfs./Credit Cards--.3%
Discover Card Master Trust,
Ser. 2004-2, Cl. B2	0.49	5/15/12	400,000 c	399,371
GE Capital Credit Card Master Note
Trust, Ser. 2005-1, Cl. B	0.42	3/15/13	275,000 c	273,601
				672,972
Asset-Backed Ctfs./Home Equity Loans--1.8%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,050,080 c	983,620
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,704,695 c	1,288,872
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,912,177 c	1,285,818
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	163,452	163,909
Home Equity Asset Trust,
Ser. 2005-2, Cl. M1	0.69	7/25/35	232,800 c	224,532
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	495,677 c	262,918
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	11,941	11,830
				4,221,499
Automobiles--.2%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	460,000 a	476,675
Banks--7.6%
Bank of America,
Sr. Unscd. Notes	7.38	5/15/14	1,880,000	2,107,010
Barclays Bank,

Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	470,000	481,023
Barclays Bank,
Sr. Unscd. Notes	5.20	7/10/14	780,000	832,598
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	230,000	259,089
Barclays Bank,
Sub. Notes	10.18	6/12/21	232,000 b	306,758
Capital One Financial,
Sr. Unscd. Notes	7.38	5/23/14	750,000	852,071
Charter One Bank,
Sr. Unscd. Notes	5.50	4/26/11	1,435,000	1,499,282
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	2,250,000	2,346,651
JPMorgan Chase & Co.,
Sr. Unscd. Notes	4.85	6/16/11	900,000	943,590
JPMorgan Chase & Co.,
Sr. Unscd. Notes	5.38	1/15/14	2,385,000	2,571,829
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	705,000 a	727,543
Morgan Stanley,
Sr. Unscd. Notes	6.00	4/28/15	300,000	321,385
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000	614,716
PNC Funding,
Gtd. Notes	5.40	6/10/14	760,000	823,485
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	1,075,000 c	1,105,973
Wells Fargo Capital XIII,
Gtd. Bonds	7.70	12/29/49	1,470,000 c	1,374,450
				17,167,453
Building & Construction--.2%
Masco,
Sr. Unscd. Notes	0.60	3/12/10	390,000 c	385,518
Chemicals--.2%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	450,000	514,590
Commercial & Professional Services--1.0%
Aramark,
Gtd. Notes	8.50	2/1/15	456,000 a	462,840
ERAC USA Finance,

Gtd. Notes	5.60	5/1/15	720,000 b	727,777
Erac USA Finance,
Gtd. Notes	5.90	11/15/15	1,100,000 b	1,118,747
				2,309,364
Commercial Mortgage Pass-Through Certificates--8.8%
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	705,878	715,208
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.51	4/25/36	103,212 b,c	94,742
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	0.60	4/25/34	245,866 b,c	174,101
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.44	4/25/34	339,347 b,c	165,722
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	1.94	4/25/36	129,698 b,c	26,742
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	2.64	1/25/36	406,566 b,c	98,222
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.24	11/25/35	147,894 b,c	39,063
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	375,000 c	394,782
Citigroup Commercial Mortgage
Trust, Ser. 2006-C5, Cl. A1	5.27	10/15/49	829,770	853,051
Credit Suisse Mortgage Capital
Certificates, Ser. 2006-C1,
Cl. A2	5.51	2/15/39	1,200,000	1,218,412
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	1,300,000 b	1,316,250
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000 b	465,308
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000 b	1,056,994
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,920,000 b	1,929,600
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	1,250,000	1,256,135
First Union National Bank
Commercial Mortgage,

Ser. 2001-C2, Cl. A2	6.66	1/12/43	388,882	404,510
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.49	3/6/20	1,630,000 b,c	1,439,559
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.72	3/6/20	730,000 b,c	609,459
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. K	1.29	3/6/20	350,000 b,c	280,311
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,477,933	1,488,403
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2001-CIBC, Cl. D	6.75	3/15/33	955,000	976,211
JPMorgan chase Commercial Mortgage
Securities, Ser. 2003-CB7,
Cl. A3	4.45	1/12/38	690,000	696,132
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.38	11/12/37	350,000 c	358,694
Morgan Stanley Capital I,
Ser. 2005-HQ5, Cl. A2	4.81	1/14/42	665,032	666,777
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	1,341,321	1,397,937
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000 b	1,703,475
				19,825,800
Computers--.4%
Hewlett-Packard,
Sr. Unscd. Notes	2.25	5/27/11	405,000	413,048
Hewlett-Parkard,
Sr. Unscd. Notes	2.95	8/15/12	410,000	420,995
				834,043
Diversified Financial Services--5.4%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	130,000	137,101
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	155,000	174,222
American Express,

Sr. Unscd. Notes	7.25	5/20/14	840,000	956,584
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	212,000 c	181,790
Amvescap,
Gtd. Notes	5.38	2/27/13	380,000	385,209
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	765,000	907,618
Caterpillar Financial Services,
Sr. Unscd. Notes	5.13	10/12/11	765,000	820,649
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	725,000	806,560
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	280,000	285,516
Credit Suisse Guernsey,
Jr. Sub. Notes	5.86	12/31/49	660,000 c	547,800
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,255,000	1,343,264
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	215,000	252,572
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	460,000 b	508,300
General Electric Capital,
Sr. Unscd. Notes	4.80	5/1/13	1,155,000	1,214,929
General Electric Capital,
Sr. Unscd. Notes, Ser. A	5.45	1/15/13	900,000	957,779
General Electric Capital,
Sr. Unscd. Notes	5.90	5/13/14	245,000	268,408
Hutchison Whampoa International,
Gtd. Notes	4.63	9/11/15	1,480,000 a,b	1,492,456
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	220,000 b	248,974
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	368,000	398,142
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	270,000	274,050
				12,161,923
Electric Utilities--4.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	470,000	475,288
Appalachian Power,

Sr. Unscd. Notes, Ser. O	5.65	8/15/12	315,000	338,972
Columbus Southern Power,
Sr. Unscd. Notes	6.05	5/1/18	150,000	161,143
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	410,000	471,760
Enel Finance International,
Gtd. Notes	5.70	1/15/13	250,000 b	271,503
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	1,090,000	1,178,641
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,520,000	1,634,541
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	791,649
Nevada Power,
Mortgage Notes	7.13	3/15/19	745,000	852,151
NiSource Finance,
Gtd. Notes	0.98	11/23/09	641,000 c	640,819
NiSource Finance,
Gtd. Notes	6.15	3/1/13	545,000	575,860
PacifiCorp,
First Mortgage Bonds	6.90	11/15/11	2,265,000	2,512,268
				9,904,595
Environmental Control--1.2%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	210,000	223,416
Allied Waste North America,
Gtd. Notes	7.25	3/15/15	310,000	326,249
Republic Services,
Gtd. Notes	5.50	9/15/19	245,000 b	253,139
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	920,000	980,086
Waste Management,
Gtd. Notes	6.38	3/11/15	725,000	807,879
				2,590,769
Food & Beverages--1.7%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	7.20	1/15/14	1,565,000 b	1,764,666
Delhaize Group,
Gtd. Notes	6.50	6/15/17	185,000	202,841
Diageo Capital,

Gtd. Notes	7.38	1/15/14	975,000	1,136,730
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	145,000	156,341
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	116,000	115,130
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	131,000	132,310
SUPERVALU,
Sr. Unscd. Bonds	7.50	5/15/12	175,000 a	181,125
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	50,000	50,125
SUPERVALU,
Sr. Unscd. Notes	8.00	5/1/16	235,000	240,287
				3,979,555
Foreign/Governmental--1.0%
Federal Republic of Brazil,
Sr. Unscd. Notes	7.88	3/7/15	410,000 a	479,085
Province of Quebec,
Unscd. Debs., Ser. PJ	6.13	1/22/11	685,000	728,495
Republic of Italy,
Sr. Unscd. Notes	3.50	7/15/11	700,000	727,705
United Mexican States,
Unscd. Notes, Ser. A	5.88	1/15/14	225,000 a	240,750
				2,176,035
Health Care--1.6%
Community Health Systems,
Gtd. Notes	8.88	7/15/15	460,000	474,950
Davita,
Gtd. Notes	6.63	3/15/13	470,000	465,300
Lincoln National,
Sr. Unscd. Notes	8.75	7/1/19	475,000	553,978
Medco Health Solutions,
Sr. Unscd. Notes	7.25	8/15/13	725,000	813,827
Wyeth,
Gtd. Notes	6.95	3/15/11	1,150,000 c	1,239,340
				3,547,395
Machinery--.1%
Terex,
Gtd. Notes	7.38	1/15/14	150,000 a	148,125
Manufacturing--.3%

Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	600,000 b	618,000
Media--3.8%
British Sky Broadcasting,
Gtd. Notes	6.10	2/15/18	1,025,000 b	1,097,222
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	60,000	63,300
Comcast,
Gtd. Notes	5.50	3/15/11	780,000 a	820,579
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	295,000 b	310,877
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	100,000 b	106,125
Dish DBS,
Gtd. Notes	7.75	5/31/15	265,000	272,288
News America,
Gtd. Notes	5.30	12/15/14	735,000	798,622
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	310,000	324,393
Reed Elsevier Capital,
Gtd. Notes	7.75	1/15/14	900,000	1,034,952
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	1,400,000	1,496,194
Time Warner Cable,
Gtd. Notes	6.20	7/1/13	1,380,000	1,513,087
Time Warner,
Gtd. Notes	6.75	4/15/11	695,000	742,718
				8,580,357
Mining--.3%
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	540,000	582,450
Teck Resources,
Sr. Scd. Notes	10.25	5/15/16	50,000	57,875
				640,325
Office And Business Equipment--.4%
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	730,000	841,897
Oil & Gas--1.5%
Anadarko Petroleum,
Sr. Unscd. Notes	8.70	3/15/19	435,000	533,434

Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	510,000	554,625
Husky Energy,
Sr. Unscd. Notes	5.90	6/15/14	725,000	788,396
Marathon Oil,
Sr. Unscd. Notes	6.50	2/15/14	445,000	495,462
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	435,000	478,390
Valero Energy,
Gtd. Notes	9.38	3/15/19	435,000	515,668
				3,365,975
Packaging & Containers--.7%
Bemis Company,
Sr. Unscd. Notes	5.65	8/1/14	435,000	461,926
Crown Americas,
Gtd. Notes	7.63	11/15/13	690,000	710,700
Owens-Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	400,000	401,000
Owens-Brockway Glass Container,
Gtd. Notes	7.38	5/15/16	50,000 a	50,750
				1,624,376
Paper & Paper Related--.2%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	205,000 b	208,075
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	310,000 b	330,150
				538,225
Pipelines--.7%
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	485,000	504,496
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	5.63	2/15/15	910,000 a	977,542
				1,482,038
Property & Casualty Insurance--1.8%
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	590,000 b	600,631
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	1,000,000 b	1,059,750
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	1,050,000 b	1,054,697

Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	870,000	874,206
Prudential Financial,
Sr. Unscd. Notes	5.10	12/14/11	485,000	510,570
				4,099,854
Real Estate--2.7%
Arden Realty,
Gtd. Notes	5.25	3/1/15	475,000	491,861
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	600,000	616,252
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	331,795
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	305,000	316,459
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	1,165,000	1,115,541
HRPT Properties Trust,
Sr. Unscd. Notes	0.90	3/16/11	462,000 c	436,103
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	165,000	153,477
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	550,000	552,405
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	300,000	302,888
Regency Centers,
Gtd. Notes	5.88	6/15/17	370,000	349,049
Simon Property Group,
Sr. Unscd. Notes	5.00	3/1/12	503,000	520,030
WEA Finance,
Sr. Notes	7.13	4/15/18	660,000 b	682,690
WEA Finance,
Gtd. Notes	7.50	6/2/14	320,000 b	348,889
				6,217,439
Residential Mortgage Pass-Through Ctfs.--.3%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	448,923 c	337,659
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.59	5/25/36	426,027 c	300,804
				638,463

Retail--.6%

Autozone,
Sr. Unscd. Notes	5.75	1/15/15	805,000	863,092
Staples,
Gtd. Notes	9.75	1/15/14	405,000	491,235
				1,354,327
State/Territory General Obligations--1.3%
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	815,000	658,650
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	790,000	601,585
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,082,000	1,604,264
				2,864,499
Telecommunications--2.3%
AT & T,
Gtd. Notes	7.30	11/15/11	565,000 c	628,172
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	395,000 b	416,725
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	1,230,000	1,295,397
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	675,000	718,670
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	350,000	418,141
Verizon Wireless Capital,
Sr. Unscd. Notes	5.55	2/1/14	1,100,000 b	1,199,706
Vodafone Group,
Sr. Unscd. Notes	5.00	9/15/15	450,000	476,573
				5,153,384
Textiles & Apparel--.2%
Mohawk Industries,
Sr. Unscd. Notes	6.50	1/15/11	520,000 c	533,000
Transportation--.6%
Norfolk Southern,
Sr. Unscd. Notes	8.63	5/15/10	1,250,000	1,302,978
U.S. Government Agencies/Mortgage-Backed--12.3%
Federal Home Loan Mortgage Corp.:

3.50%, 9/1/10	173,364 d	174,556
4.00%, 3/1/10 - 4/1/10	3,997,725 d	4,052,341
4.50%, 7/15/13	4,940,000 d	5,389,120
6.50%, 6/1/32	2,660 d	2,884
Stripped Security, Interest
Only Class, Ser. 1987,
Cl. PI, 7.00%, 9/15/12	35,816 d,e	2,488
Federal National Mortgage Association:
4.00%, 2/1/10 - 5/1/10	1,031,178 d	1,042,745
Bonds, Ser. 1, 4.75%,
11/19/12	8,638,000 d	9,435,806
5.38%, 11/15/11	75,000 d	81,506
5.80%, 12/1/11	790,148 d	842,834
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE,
3.00%, 4/25/33	435,283 d	428,079
Government National Mortgage Association I:
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,644,916	1,691,236
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	575,660	579,522
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	1,112,958	1,149,545
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,364,970	1,405,830
Ser. 2006-5, Cl. A, 4.24%,
7/16/29	141,933	146,888
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	536,824	549,368
Ser. 2005-87, Cl. A, 4.45%,
3/16/25	622,929	638,782
Government National Mortgage Association II:
7.00%, 12/20/30 - 4/20/31	18,536	20,351
7.50%, 11/20/29 - 12/20/30	20,101	22,757
		27,656,638
U.S. Government Securities--24.7%
U.S. Treasury Notes:
2.50%, 3/31/13	4,842,000 a	4,985,372
2.75%, 7/31/10	1,135,000	1,156,104
3.50%, 2/15/18	3,662,000 a	3,733,241

4.63%, 8/31/11	14,435,000 a	15,442,635
4.88%, 4/30/11	18,175,000 a	19,336,510
4.88%, 5/31/11	10,280,000 a	10,968,688
		55,622,550
Total Bonds and Notes
(cost $215,317,809)		217,822,574
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.06%, 1/14/10
(cost $174,977)	175,000 f	174,990

Other Investment--1.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,891,000)	2,891,000 g	2,891,000
Investment of Cash Collateral for
Securities Loaned--14.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $31,920,161)	31,920,161 g	31,920,161

Total Investments (cost $250,303,947)	112.3%	252,808,725
Liabilities, Less Cash and Receivables	(12.3%)	(27,724,400)
Net Assets	100.0%	225,084,325

a	All or a portion of these securities are on loan. At October 31, 2009, the total market value of the fund's securities on loan is $30,980,338 and the total market value of the collateral held by the fund is $31,920,161.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $26,485,316 or 11.8% of net assets.
c	Variable rate security--interest rate subject to periodic change.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Notional face amount shown.
f	Held by a broker as collateral for open financial futures positions.
g	Investment in affiliated money market mutual fund.

At October 31, 2009, the aggregate cost of investment securities for income tax purposes was $250,303,947.

Net unrealized appreciation on investments was $2,542,622 of which $7,023,882 related to appreciated investment securities and $4,481,260 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES October 31, 2009 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)
Financial Futures Long
U.S. Treasury 2 Year Notes	174	37,864,032	December 2009	318,095
U.S. Treasury 5 Year Notes	258	30,044,907	December 2009	73,696
Financial Futures Short
U.S. Treasury 10 Year Notes	198	(23,484,656)	December 2009	(310,656)

Gross Unrealized Appreciation				391,791
Gross Unrealized Depreciation				(310,656)

STATEMENT OF OPTIONS WRITTEN
October 31,2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
5-Year USD LIBOR-BBA,
November 2009 @ 2.92	4,428,000	a	(53,820)
5-Year USD LIBOR-BBA,
November 2009 @ 2.72	6,476,000	a	(32,620)
Put Options:
5-Year USD LIBOR-BBA,
November 2009 @ 2.92	4,428,000	a	(13,309)
5-Year USD LIBOR-BBA,
November 2009 @ 2.72	6,476,000	a	(25,028)
(Premiums received $162,622)			(124,777)

BBA--British Bankers Association LIBOR--London Interbank Offered Rate USD--US Dollar

a	Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	55,797,540	-	55,797,540
Asset-Backed	-	15,347,850	-	15,347,850
Corporate Bonds	-	93,690,739	-	93,690,739
Foreign Government	-	2,176,035	-	2,176,035
Municipal Bonds	-	2,864,499	-	2,864,499
U.S. Government	-	27,656,638	-	27,656,638
Agencies/Mortgage-Backed
Residential Mortgage-Backed	-	638,463	-	638,463
Commercial Mortgage-Backed	-	19,825,800	-	19,825,800
Mutual Funds	34,811,161	-	-	34,811,161
Other Financial Instruments+	391,791	-	-	391,791
Liabilities ($)
Other Financial Instruments+	(310,656)	(124,777)	-	(435,433)

+Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swap transactions and forward foreign currency exchange contracts ( forward contracts ) are valued each business day by an independent pricing service (the Service ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuers and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions. As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Inflation Adjusted Securities Fund
October 31, 2009 (Unaudited)

	Principal
Bonds and Notes--99.1%	Amount ($)	Value ($)
U.S. Treasury Inflation Protected Securities:
0.63%, 4/15/13	2,210,443 a,b	2,232,548
1.38%, 7/15/18	710,540 a,b	714,814
1.63%, 1/15/15	4,413,353 a,b	4,568,853
1.75%, 1/15/28	741,672 a,b	715,598
1.88%, 7/15/15	4,027,396 a,b	4,227,191
2.00%, 1/15/14	2,205,072 a,b	2,317,566
2.00%, 7/15/14	5,393,435 a	5,695,554
2.00%, 1/15/16	4,566,618 a,b	4,809,219
2.00%, 1/15/26	6,009,452 a,b	6,076,121
2.38%, 4/15/11	6,227,711 a,b	6,448,115
2.38%, 1/15/17	1,278,781 a	1,380,584
2.38%, 1/15/25	5,717,431 a	6,089,510
2.38%, 1/15/27	1,123,616 a,b	1,190,682
2.50%, 7/15/16	5,615,440 a,b	6,108,987
2.50%, 1/15/29	537,750 a	580,014
2.63%, 7/15/17	3,416,308 a,b	3,763,545
3.00%, 7/15/12	5,791,158 a,b	6,225,043
3.38%, 1/15/12	1,215,350 a	1,301,944
3.63%, 4/15/28	5,378,402 a	6,682,245
3.88%, 4/15/29	3,820,015 a	4,935,280
Total Bonds and Notes
(cost $73,705,077)		76,063,413

Other Investment--.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $281,000)	281,000 [c]	281,000

Investment of Cash Collateral for

Securities Loaned--38.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $29,681,518)	29,681,518 [c]	29,681,518

Total Investments (cost $103,667,595)	138.2%	106,025,931
Liabilities, Less Cash and Receivables	(38.2%)	(29,292,169)
Net Assets	100.0%	76,733,762

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	All or a portion of these securities are on loan. At October 31, 2009, the total market value of the fund's securities on loan is $26,860,729 and the total market value of the collateral held by the fund is $29,681,518.
c	Investment in affiliated money market mutual fund.

At October 31, 2009, the aggregate cost of investment securities for income tax purposes was $103,667,595.

Net unrealized appreciation on investments was $2,358,336.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	76,063,413	-	76,063,413
Mutual Funds	29,962,518	-	-	29,962,518

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the Service ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended October 31, 2009, these disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Term Income Fund
October 31, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--114.8%	Rate (%)	Date	Amount ($)	Value ($)
Advertising--.1%
Lamar Media,
Gtd. Notes	6.63	8/15/15	1,673,000	1,606,080
Aerospace & Defense--.2%
L-3 Communications,
Gtd. Notes, Ser. B	6.38	10/15/15	3,140,000	3,116,450
Agriculture--.7%
Altria Group,
Gtd. Notes	9.70	11/10/18	5,100,000	6,288,871
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	2,175,000	2,343,393
				8,632,264
Asset-Backed Ctfs./Auto Receivables--4.6%
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3B	0.27	5/7/12	430,783 a	428,780
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2B	1.99	1/12/12	1,020,959 a	1,022,968
Americredit Automobile Receivables
Trust, Ser. 2008-AF, Cl. A2A	4.47	1/12/12	40,658	41,015
Americredit Automobile Receivables
Trust, Ser. 2006-RM, Cl. A2	5.42	8/8/11	1,321,511	1,344,807
Americredit Automobile Receivables
Trust, Ser. 2007-CM, Cl. A3A	5.42	5/7/12	2,579,278	2,627,012
Americredit Prime Automobile
Receivables, Ser. 2007-2M,
Cl. A3	5.22	6/8/12	7,925,681	8,065,393
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. B	5.35	9/9/13	70,000	71,307
Americredit Prime Automobile
Receivables, Ser. 2007-1, Cl. C	5.43	2/10/14	70,000	70,311
Americredit Prime Automobile

Receivables, Ser. 2007-1, Cl. E	6.96	3/8/16	6,504,306 b	5,041,367
Capital Auto Receivables Asset
Trust, Ser. 2007-SN2, Cl. A4	1.28	5/16/11	6,190,000 a,b	6,208,966
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. C	4.73	9/15/10	29,680	29,709
Capital Auto Receivables Asset
Trust, Ser. 2007-3, Cl. A3A	5.02	9/15/11	1,406,103	1,430,926
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	2,400,000 b	2,403,456
Capital Auto Receivables Asset
Trust, Ser. 2007-1, Cl. D	6.57	9/16/13	1,708,000 b	1,635,960
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 b	1,073,317
Capital One Auto Finance Trust,
Ser. 2007-A, Cl. A3B	0.25	8/15/11	284,818 a	284,679
Capital One Auto Finance Trust,
Ser. 2007-B, Cl. A3B	0.25	4/15/12	1,872,408 a	1,866,890
Capital One Auto Finance Trust,
Ser. 2007-C, Cl. A3A	5.13	4/16/12	939,261	959,520
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. C	5.47	9/15/12	340,000	350,642
Ford Credit Auto Owner Trust,
Ser. 2007-B, Cl. B	5.69	11/15/12	7,205,000	7,673,722
Ford Credit Auto Owner Trust,
Ser. 2007-A, Cl. D	7.05	12/15/13	3,825,000 b	3,906,210
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	1,600,000 b	1,679,428
Household Automotive Trust,
Ser. 2005-3, Cl. A4	4.94	11/19/12	1,120,469	1,151,463
Household Automotive Trust,
Ser. 2006-1, Cl. A3	5.43	6/17/11	1,201,425	1,215,037
Hyundai Auto Receivables Trust,
Ser. 2007-A, Cl. A3A	5.04	1/17/12	266,631	272,297
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	444,261	452,167
JP Morgan Auto Receivables Trust,
Ser. 2007-A, Cl. A3	5.19	2/15/11	972,866 b	977,538

JPMorgan Auto Receivables Trust,
Ser. 2008-A, Cl. D	5.22	1/15/11	3,864,421 b	3,800,559
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. C	5.45	10/22/12	285,000	293,534
Wachovia Auto Loan Owner Trust,
Ser. 2007-1, Cl. D	5.65	2/20/13	1,160,000	1,120,766
WFS Financial Owner Trust,
Ser. 2005-3, Cl. B	4.50	5/17/13	323,433	324,200
WFS Financial Owner Trust,
Ser. 2005-3, Cl. C	4.54	5/17/13	50,000	50,388
				57,874,334
Asset-Backed Ctfs./Credit Cards--.6%
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	0.46	1/9/12	2,500,000 a	2,490,216
GE Capital Credit Card Master Note
Trust, Ser. 2005-1, Cl. B	0.42	3/15/13	1,600,000 a	1,591,858
Washington Mutual Master Note
Trust, Ser. 2007-B1, Cl. B1	4.95	3/17/14	3,945,000 b	3,991,078
				8,073,152
Asset-Backed Ctfs./Home Equity Loans--1.4%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	840,064 a	786,896
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	3,731,436 a	2,821,234
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. M1	0.67	5/25/35	1,451,816 a	1,418,772
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	11/25/34	3,822,306 a	3,082,929
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	1,539,069 a	1,034,926
CS First Boston Mortgage
Securities, Ser. 2005-FIX1,
Cl. A5	4.90	5/25/35	267,945 a	213,705
First Franklin Mortgage Loan Asset
Backed Certificates,
Ser. 2005-FF2, Cl. M1	0.64	3/25/35	2,674,510 a	2,533,960
Home Equity Asset Trust,

Ser. 2005-2, Cl. M1	0.69	7/25/35	1,417,965 a	1,367,607
JP Morgan Mortgage Acquisition,
Ser. 2007-CH1, Cl. AF1B	5.94	11/25/36	32,486 a	32,074
Mastr Asset Backed Securities
Trust, Ser. 2006-AM1, Cl. A2	0.37	1/25/36	806,857 a	771,524
Option One Mortgage Loan Trust,
Ser. 2004-2, Cl. M2	1.29	5/25/34	1,080,813 a	829,795
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	0.72	2/25/35	3,690,000 a	862,663
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	0.79	2/25/35	1,090,000 a	83,563
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	47,315 a	25,097
Residential Asset Securities,
Ser. 2005-EMX4, Cl. A2	0.50	11/25/35	2,507,041 a	2,275,656
				18,140,401
Asset-Backed Ctfs./Manufactured Housing--.3%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,048,135	1,051,063
Origen Manufactured Housing,
Ser. 2004-B, Cl. A2	3.79	12/15/17	54	53
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,385,724	1,376,146
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	1,745,000	1,374,251
Vanderbilt Mortgage Finance,
Ser. 1999-A, Cl. 1A6	6.75	3/7/29	80,000 a	76,128
				3,877,641
Automobiles--.2%
Goodyear Tire & Rubber,
Gtd. Notes	8.63	12/1/11	3,004,000 c	3,112,895
Banks--5.0%
BAC Capital Trust XIV,
Bank Gtd. Notes	5.63	12/31/49	6,605,000 a	4,640,013
Barclays Bank,
Sr. Unscd. Notes, Ser. 1	5.00	9/22/16	1,655,000	1,693,815

Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	545,000	613,929
Barclays Bank,
Sub. Notes	10.18	6/12/21	1,508,000 b	1,993,924
Citigroup,
Sr. Unscd. Notes	5.50	4/11/13	9,785,000	10,205,324
Goldman Sachs Group,
Sub. Notes	5.63	1/15/17	330,000	338,280
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	90,000	96,063
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	4,465,000	4,717,969
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	4,790,000	5,136,786
M&T Bank,
Sr. Unscd. Bonds	5.38	5/24/12	245,000 c	252,834
Manufacturers & Traders Trust,
Sub. Notes	5.59	12/28/20	475,000 a	392,374
Morgan Stanley,
Sr. Unscd. Notes	5.30	3/1/13	1,680,000	1,778,416
Morgan Stanley,
Sr. Unscd. Notes	5.75	8/31/12	1,365,000 c	1,463,565
Morgan Stanley,
Sr. Unscd. Notes	6.60	4/1/12	2,100,000	2,288,691
NB Capital Trust IV,
Bank Gtd. Cap. Secs.	8.25	4/15/27	1,290,000	1,283,550
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	65,000	69,490
PNC Funding,
Gtd. Notes	0.42	1/31/12	85,000 a	82,098
PNC Funding,
Bank Gtd. Notes	6.70	6/10/19	3,100,000	3,467,350
Sovereign Bancorp,
Sr. Unscd. Notes	0.52	3/23/10	4,790,000 a	4,784,587
Sovereign Bancorp,
Sr. Unscd. Notes	4.80	9/1/10	1,070,000 a	1,100,829
USB Capital IX,

Gtd. Notes	6.19	10/29/49	8,315,000 a	6,464,913
Wells Fargo Capital XIII,
Gtd. Secs.	7.70	12/29/49	10,855,000 a	10,149,425
				63,014,225
Building & Construction--.3%
Masco,
Sr. Unscd. Notes	0.60	3/12/10	3,605,000 a	3,563,571
Chemicals--.3%
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	2,885,000	3,299,096
Praxair,
Sr. Unscd. Notes	5.25	11/15/14	110,000	122,209
Praxair,
Sr. Unscd. Notes	5.38	11/1/16	45,000	49,294
				3,470,599
Commercial & Professional Services--1.3%
Aramark,
Gtd. Notes	8.50	2/1/15	2,978,000 c	3,022,670
Ceridian,
Sr. Unscd. Notes	11.25	11/15/15	900,000 a,c	870,750
ERAC USA Finance,
Gtd. Notes	5.60	5/1/15	550,000 b	555,941
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	6,150,000 b	6,309,894
ERAC USA Finance,
Gtd. Notes	7.00	10/15/37	220,000 b	213,076
ERAC USA Finance,
Gtd. Notes	7.95	12/15/09	2,315,000 b	2,328,948
Iron Mountain,
Sr. Sub. Notes	8.38	8/15/21	3,125,000	3,250,000
				16,551,279
Commercial Mortgage Pass-Through Ctfs.--11.1%
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	0.51	4/25/36	206,423 a,b	189,484
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	0.52	1/25/37	3,217,612 a,b	1,743,045
Bayview Commercial Asset Trust,

Ser. 2004-1, Cl. A	0.60	4/25/34	621,069 a,b	439,786
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	0.64	11/25/35	2,714,543 a,b	1,408,468
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	0.88	4/25/36	639,055 a,b	145,219
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	0.89	1/25/36	996,086 a,b	341,123
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B1	1.34	11/25/35	53,764 a,b	12,314
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	1.44	4/25/34	300,930 a,b	146,961
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B2	1.71	7/25/36	507,659 a,b	105,080
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	1.94	4/25/36	132,645 a,b	27,350
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	2.94	7/25/36	428,337 a,b	104,887
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	3.19	4/25/36	642,592 a,b	157,364
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	3.24	11/25/35	833,585 a,b	220,175
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B3	3.74	1/25/36	130,682 a,b	32,229
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A3	4.24	8/13/39	257,190 a	258,961
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A2	4.25	7/11/42	2,030,263	2,038,868
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18
Cl. A2	4.56	2/13/42	3,475,000 a	3,476,138
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5,
Cl. A3	4.57	7/11/42	110,000	110,197
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PW10,

Cl. A4	5.41	12/11/40	1,905,000 a	1,898,506
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T26,
Cl. A4	5.47	1/12/45	5,055,000 a	4,893,746
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW13,
Cl. A3	5.52	9/11/41	35,000	34,415
Bear Stearns Commercial Mortgage
Securities, Ser. 2007-T28,
Cl. A4	5.74	9/11/42	6,845,000 a	6,904,769
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.88	9/11/38	715,000 a	752,718
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.89	12/10/49	2,542,000 a	2,326,136
Credit Suisse/Morgan Stanley
Commercial Mortgage
Certificates, Ser. 2006-HC1A,
Cl. A1	0.44	5/15/23	5,336,545 a,b	4,764,560
Crown Castle Towers,
Ser. 2005-1A, Cl. AFX	4.64	6/15/35	1,850,000 b	1,863,875
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	5,760,000 b	5,832,000
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	4,670,000 b	4,723,892
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	925,000 b	944,656
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	4,730,000 b	4,753,650
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	2,475,000 b	2,526,356
Crown Castle Towers,
Ser. 2006-1A, Cl. E	6.07	11/15/36	1,135,000 b	1,157,700
CS First Boston Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.30	7/15/36	1,257,173	1,256,721
CS First Boston Mortgage

Securities, Ser. 2005-C4,
Cl. A2	5.02	8/15/38	50,000	50,245
CS First Boston Mortgage
Securities, Ser. 2005-C4,
Cl. AAB	5.07	8/15/38	3,345,000 a	3,452,517
CS First Boston Mortgage
Securities, Ser. 2005-C5,
Cl. A4	5.10	8/15/38	6,230,000 a	6,091,093
CS First Boston Mortgage
Securities, Ser. 2001-CF2,
Cl. G	6.93	2/15/34	130,000 b	122,870
First Union National Bank
Commercial Mortgage,
Ser. 2001-C2, Cl. A2	6.66	1/12/43	2,352,263	2,446,793
GMAC Commercial Mortgage
Securities, Ser. 2004-C3,
Cl. A3	4.21	12/10/41	1,150,511	1,154,073
GMAC Commercial Mortgage
Securities, Ser. 2003-C3,
Cl. A2	4.22	4/10/40	941,799	950,963
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. B	0.49	3/6/20	1,630,000 a,b	1,439,559
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. E	0.68	3/6/20	610,000 a,b	514,513
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. F	0.72	3/6/20	5,680,000 a,b	4,742,091
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. G	0.76	3/6/20	3,110,000 a,b	2,578,723
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. H	0.89	3/6/20	25,000 a,b	20,496
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,

Cl. K	1.29	3/6/20	2,380,000 a,b	1,906,113
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP,
Cl. L	1.54	3/6/20	6,725,000 a,b	5,213,877
Greenwich Capital Commercial
Funding, Ser. 2004-GG1, Cl. A7	5.32	6/10/36	650,000 a	665,213
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2003-CB7, Cl. A3	4.45	1/12/38	4,015,000	4,050,681
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A2	5.20	12/15/44	1,250,000	1,254,062
LB Commercial Conduit Mortgage
Trust, Ser. 1999-C1, Cl. B	6.93	6/15/31	47,063	47,023
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A2	3.99	10/15/29	4,263,973	4,262,878
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. A5	4.74	7/15/30	2,280,000	2,247,358
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A2	4.44	11/12/35	2,221,916	2,246,104
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A2	5.20	1/12/44	3,674,966 a	3,756,802
Merrill Lynch Mortgage Trust,
Ser. 2005-LC1, Cl. A4	5.29	1/12/44	1,665,000 a	1,643,357
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.38	11/12/37	300,000 a	307,452
Merrill Lynch Mortgage Trust,
Ser. 2002-MW1, Cl. A3	5.40	7/12/34	846,200	862,126
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.41	11/12/37	4,035,000 a	4,057,151
Merrill Lynch/Countrywide
Commercial Mortgage Trust,
Ser. 2006-2, Cl. A4	6.10	6/12/46	5,485,000 a	5,382,920
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. AAB	5.33	12/15/43	100,000	100,345
Morgan Stanley Capital I,
Ser. 2007-HQ11, Cl. A4	5.45	2/12/44	8,855,000 a	7,945,012

Morgan Stanley Capital I,
Ser. 2007-T27, Cl. A4	5.80	6/11/42	4,280,000 a	4,232,920
Morgan Stanley Dean Witter Capital
I, Ser. 2001-TOP3, Cl. A4	6.39	7/15/33	60,128	62,666
Morgan Stanley Dean Witter Capital
I, Ser. 2001-PPM, Cl. A3	6.54	2/15/31	22,899	23,781
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,550,000 b	1,557,750
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	1,925,000 b	1,915,375
TIAA Seasoned Commercial Mortgage
Trust, Ser. 2007-C4, Cl. A3	6.07	8/15/39	495,000 a	520,188
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C16, Cl. A2	4.38	10/15/41	1,011,572	1,010,653
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C34, Cl. A3	5.68	5/15/46	5,850,000	5,486,228
				139,913,320
Diversified Financial Services--6.4%
American Express Credit,
Sr. Unscd. Notes	5.13	8/25/14	1,420,000	1,497,568
American Express Credit,
Sr. Unscd. Notes, Ser. C	7.30	8/20/13	1,665,000	1,871,483
American Express,
Sr. Unscd. Notes	7.25	5/20/14	5,255,000	5,984,347
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	3,441,000 a	2,950,658
Boeing Capital,
Sr. Unscd. Notes	7.38	9/27/10	1,065,000	1,128,948
BSKYB Finance UK,
Gtd. Notes	6.50	10/15/35	2,905,000 b	2,974,508
Capital One Bank USA,
Sub. Notes	8.80	7/15/19	3,490,000	4,140,637
Caterpillar Financial Services,
Sr. Unscd. Notes	7.15	2/15/19	3,555,000	4,181,651
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	1,820,000	1,855,852
Credit Suisse Guernsey,

Jr. Sub. Notes	5.86	12/31/49	2,930,000 a	2,431,900
Credit Suisse USA,
Gtd. Notes	5.50	8/16/11	1,215,000	1,300,451
Discover Financial Services,
Sr. Unscd. Notes	10.25	7/15/19	4,125,000	4,845,852
Fresenius US Finance II,
Gtd. Notes	9.00	7/15/15	3,000,000 b	3,315,000
General Electric Capital,
Sr. Unscd. Notes	5.25	10/19/12	1,390,000	1,494,931
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	6,415,000	6,613,422
Genworth Global Funding Trusts,
Scd. Notes	5.20	10/8/10	10,000	10,181
Hutchison Whampoa International,
Gtd. Notes	5.75	9/11/19	3,820,000 b	3,879,393
Hutchison Whampoa International,
Gtd. Notes	7.63	4/9/19	1,390,000 b	1,573,062
Invesco,
Gtd. Notes	5.38	2/27/13	380,000	385,210
Invesco,
Gtd. Notes	5.38	12/15/14	25,000	24,066
Invesco,
Gtd. Notes	5.63	4/17/12	6,510,000	6,685,099
Jefferies Group,
Sr. Unscd. Notes	5.88	6/8/14	100,000	103,088
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	850,000	667,475
Jefferies Group,
Sr. Unscd. Notes	7.75	3/15/12	473,000	511,742
Leucadia National,
Sr. Unscd. Notes	7.00	8/15/13	1,745,000	1,771,175
Leucadia National,
Sr. Unscd. Notes	7.13	3/15/17	7,720,000	7,334,000
MBNA Capital,
Bank Gtd. Cap. Secs., Ser. A	8.28	12/1/26	2,285,000	2,273,575
MBNA,
Sr. Unscd. Notes	6.13	3/1/13	1,345,000	1,431,821

Merrill Lynch & Co.,
Sr. Unscd. Notes, Ser. C	4.25	2/8/10	1,450,000	1,463,695
Merrill Lynch & Co.,
Sub. Notes	5.70	5/2/17	1,025,000	1,014,726
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	50,000	51,757
Nisource Capital Markets,
Sr. Unscd. Notes	7.86	3/27/17	105,000	107,392
Pearson Dollar Finance Two,
Gtd. Notes	6.25	5/6/18	2,515,000 b	2,656,270
Reynolds Group Escrow,
Sr. Scd. Notes	7.75	10/15/16	2,545,000 b	2,296,863
				80,827,798
Electric Utilities--3.4%
AES,
Sr. Unscd. Notes	7.75	10/15/15	3,515,000 c	3,554,544
AES,
Sr. Unscd. Notes	8.00	10/15/17	1,485,000 c	1,499,850
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	910,000	950,877
Commonwealth Edison,
First Mortgage Bonds	6.15	9/15/17	60,000	66,421
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. 06-D	5.30	12/1/16	675,000 c	708,763
Consumers Energy,
First Mortgage Bonds, Ser. O	5.00	2/15/12	1,160,000 c	1,228,228
Consumers Energy,
First Mortgage Bonds	6.70	9/15/19	1,585,000 c	1,823,755
Duke Energy Carolinas,
Sr. Unscd. Notes	5.63	11/30/12	50,000	55,161
Enel Finance International,
Gtd. Notes	5.70	1/15/13	275,000 b	298,653
Enel Finance International,
Gtd. Bonds	6.25	9/15/17	8,965,000 b	9,858,640
FirstEnergy,
Sr. Unscd. Notes, Ser. B	6.45	11/15/11	329,000	355,755
FPL Group Capital,

Gtd. Debs.	5.63	9/1/11	1,570,000	1,688,309
IPALCO Enterprises,
Sr. Scd. Notes	8.63	11/14/11	140,000 a	144,550
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	3,577,000	3,911,228
Nevada Power,
Mortgage Notes	6.50	8/1/18	2,620,000	2,872,565
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	395,000	434,081
NiSource Finance,
Gtd. Notes	0.98	11/23/09	4,410,000 a	4,408,756
NiSource Finance,
Gtd. Notes	5.25	9/15/17	650,000	625,665
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,530,000	1,579,806
NiSource Finance,
Gtd. Notes	7.88	11/15/10	720,000	758,706
NRG Energy,
Gtd. Notes	7.38	1/15/17	3,135,000	3,111,488
Pepco Holdings,
Sr. Unscd. Notes	0.99	6/1/10	2,540,000 a	2,509,802
Sierra Pacific Power,
Mortgage Notes, Ser. P	6.75	7/1/37	550,000	600,474
				43,046,077
Entertainment--.2%
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	3,055,000 b	3,001,538
Environmental Control--1.1%
Allied Waste North America,
Gtd. Notes, Ser. B	7.13	5/15/16	1,025,000	1,090,485
Allied Waste North America,
Gtd. Notes	7.25	3/15/15	1,490,000	1,568,098
Republic Services,
Gtd. Notes	5.50	9/15/19	3,225,000 b	3,332,141
Veolia Environnement,
Sr. Unscd. Notes	5.25	6/3/13	3,820,000	4,069,488
Waste Management,

Sr. Unscd. Notes	7.00	7/15/28	2,395,000	2,660,270
Waste Management,
Gtd. Notes	7.38	3/11/19	925,000	1,080,280
				13,800,762
Food & Beverages--2.2%
Anheuser-Busch InBev Worldwide,
Gtd. Notes	8.20	1/15/39	7,330,000 b,c	9,277,962
Delhaize Group,
Gtd. Notes	6.50	6/15/17	75,000	82,233
Diageo Capital,
Gtd. Notes	7.38	1/15/14	4,010,000	4,675,167
Kraft Foods,
Sr. Unscd. Notes	6.00	2/11/13	165,000	177,905
Kraft Foods,
Sr. Unscd. Notes	6.88	2/1/38	5,410,000	5,866,544
Stater Brothers Holdings,
Gtd. Notes	7.75	4/15/15	2,318,000 c	2,300,615
Stater Brothers Holdings,
Gtd. Notes	8.13	6/15/12	2,617,000	2,643,170
SUPERVALU,
Sr. Unscd. Bonds	7.50	5/15/12	1,150,000 c	1,190,250
SUPERVALU,
Sr. Unscd. Bonds	7.50	11/15/14	315,000	315,788
SUPERVALU,
Sr. Unscd. Notes	8.00	5/1/16	1,415,000	1,446,838
				27,976,472
Foreign/Governmental--1.1%
Federal Republic of Brazil,
Sr. Unscd. Bonds	6.00	1/17/17	4,540,000	4,875,960
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	2,795,000 c	2,996,673
Republic of Italy,
Sr. Unscd. Notes	5.38	6/12/17	2,850,000	3,131,723
United Mexican States,
Sr. Unscd. Notes	5.63	1/15/17	2,910,000 c	3,033,675
				14,038,031
Health Care--1.6%

Bausch & Lomb,
Sr. Unscd. Notes	9.88	11/1/15	2,450,000 c	2,548,000
Biomet,
Gtd. Notes	11.63	10/15/17	3,810,000	4,195,763
Community Health Systems,
Gtd. Notes	8.88	7/15/15	2,995,000	3,092,338
Davita,
Gtd. Notes	6.63	3/15/13	3,050,000 c	3,019,500
HCA,
Sr. Unscd. Notes	6.30	10/1/12	2,370,000	2,334,450
HCA,
Sr. Unscd. Notes	6.75	7/15/13	2,765,000 c	2,702,788
HCA,
Sr. Unscd. Notes	7.88	2/1/11	545,000	558,625
HCA,
Sr. Unscd. Notes	8.75	9/1/10	1,149,000 c	1,174,853
Wyeth,
Gtd. Notes	6.95	3/15/11	580,000 a	625,058
				20,251,375
Machinery--.1%
Terex,
Gtd. Notes	7.38	1/15/14	900,000	888,750
Manufacturing--.3%
Bombardier,
Sr. Unscd. Notes	8.00	11/15/14	3,600,000 b,c	3,708,000
Siemens Financieringsmaatschappij,
Gtd. Notes	5.75	10/17/16	100,000 b	108,839
				3,816,839
Media--5.0%
Cablevision Systems,
Sr. Unscd. Notes, Ser. B	8.00	4/15/12	440,000 a	464,200
Comcast,
Gtd. Notes	6.30	11/15/17	2,810,000	3,045,843
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	3,535,000 b	3,725,254
CSC Holdings,
Sr. Unscd. Notes	8.50	4/15/14	3,230,000 b,c	3,427,838

CSC Holdings,
Sr. Unscd. Notes	8.63	2/15/19	1,825,000 b	1,957,313
DirecTV Holdings,
Gtd. Notes	5.88	10/1/19	1,130,000 b	1,163,973
DirecTV Holdings,
Gtd. Notes	7.63	5/15/16	2,980,000	3,237,481
Discovery Communications,
Gtd. Notes	5.63	8/15/19	1,010,000	1,040,551
Dish DBS,
Gtd. Notes	7.75	5/31/15	3,500,000 c	3,596,250
News America Holdings,
Gtd. Debs.	7.70	10/30/25	775,000	830,958
News America,
Gtd. Notes	6.15	3/1/37	6,990,000	6,816,354
News America,
Gtd. Notes	6.65	11/15/37	3,220,000	3,373,906
News America,
Gtd. Debs.	7.63	11/30/28	90,000	96,949
Reed Elsevier Capital,
Gtd. Notes	4.63	6/15/12	6,130,000	6,414,616
Time Warner Cable,
Gtd. Notes	5.85	5/1/17	3,740,000	3,937,315
Time Warner Cable,
Gtd. Notes	6.75	7/1/18	5,430,000	5,987,612
Time Warner,
Gtd. Notes	0.68	11/13/09	290,000 a	290,031
Time Warner,
Gtd. Notes	5.88	11/15/16	11,335,000	12,168,542
Time Warner,
Gtd. Notes	6.75	4/15/11	900,000	961,793
				62,536,779
Mining--.9%
Freeport-McMoRan Cooper & Gold,
Sr. Unscd. Notes	8.38	4/1/17	2,885,000	3,105,677
Rio Tinto Finance USA,
Gtd. Notes	5.88	7/15/13	3,340,000	3,602,564
Teck Resources,

Sr. Scd. Notes	10.25	5/15/16	1,755,000	2,031,413
Teck Resources,
Sr. Scd. Notes	10.75	5/15/19	2,410,000	2,819,700
				11,559,354
Office And Business Equipment--.3%
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	792,000	835,242
Xerox,
Sr. Unscd. Notes	5.65	5/15/13	1,075,000	1,130,535
Xerox,
Sr. Unscd. Notes	8.25	5/15/14	1,145,000	1,320,509
				3,286,286
Oil & Gas--2.5%
Anadarko Petroleum,
Sr. Unscd. Notes	8.70	3/15/19	2,815,000	3,451,989
Chesapeake Energy,
Gtd. Notes	7.50	6/15/14	165,000	167,475
Chesapeake Energy,
Gtd. Notes	9.50	2/15/15	6,230,000	6,775,125
Husky Energy,
Sr. Unscd. Notes	7.25	12/15/19	2,850,000	3,300,673
Marathon Oil,
Sr. Unscd. Notes	7.50	2/15/19	1,480,000	1,738,062
Newfield Exploration,
Sr. Sub. Notes	7.13	5/15/18	795,000	801,956
Petro-Canada,
Sr. Unscd. Notes	6.80	5/15/38	4,060,000	4,447,153
Petrohawk Energy,
Gtd. Notes	7.88	6/1/15	404,000	410,060
Petrohawk Energy,
Gtd. Notes	10.50	8/1/14	515,000	563,925
PetroHawk Energy,
Gtd. Notes	9.13	7/15/13	400,000	416,000
Range Resouces,
Gtd. Notes	8.00	5/15/19	4,345,000 c	4,529,663
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	2,720,000	2,991,312

Valero Energy,
Gtd. Notes	9.38	3/15/19	1,395,000	1,653,693
				31,247,086
Packaging & Containers--.8%
Crown Americas,
Gtd. Notes	7.63	11/15/13	575,000	592,250
Crown Americas,
Gtd. Notes	7.75	11/15/15	5,375,000	5,509,375
Owens-Brockway Glass Container,
Gtd. Notes	6.75	12/1/14	2,500,000 c	2,506,250
Owens-Brockway Glass Container,
Gtd. Notes	7.38	5/15/16	960,000	974,400
				9,582,275
Paper & Paper Related--.3%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	1,310,000 b	1,329,650
Georgia-Pacific,
Gtd. Notes	8.25	5/1/16	2,035,000 b	2,167,275
				3,496,925
Pipelines--.9%
ANR Pipeline,
Sr. Unscd. Notes	7.00	6/1/25	50,000	51,870
El Paso Natural Gas,
Sr. Unscd. Notes	5.95	4/15/17	20,000	20,531
El Paso,
Sr. Unscd. Notes	7.00	6/15/17	2,875,000	2,890,410
El Paso,
Sr. Unscd. Notes	8.25	2/15/16	3,160,000	3,287,026
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.85	2/15/20	4,340,000	4,814,748
				11,064,585
Property & Casualty Insurance--2.6%
ACE INA Holdings,
Gtd. Notes	5.70	2/15/17	85,000 c	91,372
ACE INA Holdings,
Gtd. Notes	5.80	3/15/18	2,300,000 c	2,495,116
Hanover Insurance Group,

Sr. Unscd. Notes	7.63	10/15/25	1,745,000	1,526,875
HUB International Holdings,
Sr. Sub. Notes	10.25	6/15/15	3,025,000 b	2,805,688
Jackson National Life Global
Funding, Sr. Scd. Notes	5.38	5/8/13	240,000 b	244,325
Lincoln National,
Sr. Unscd. Notes	0.38	3/12/10	1,035,000 a	1,028,967
MetLife,
Sr. Unscd. Notes	7.72	2/15/19	2,740,000	3,250,098
Metropolitan Life Global Funding
I, Sr. Scd. Notes	5.13	4/10/13	3,100,000 b,c	3,285,225
Nippon Life Insurance,
Sub. Notes	4.88	8/9/10	4,100,000 b	4,118,339
Prudential Financial,
Sr. Unscd. Notes	4.75	9/17/15	4,960,000	4,983,982
Prudential Financial,
Sr. Unscd. Notes	6.20	1/15/15	3,500,000	3,736,551
Prudential Financial,
Sr. Unscd. Notes	6.63	12/1/37	885,000	897,412
Willis North America,
Gtd. Notes	6.20	3/28/17	1,500,000	1,469,574
Willis North America,
Gtd. Notes	7.00	9/29/19	2,355,000	2,394,409
				32,327,933
Real Estate--3.8%
Arden Realty,
Gtd. Notes	5.25	3/1/15	700,000	724,848
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	810,000	806,891
Boston Properties,
Sr. Unscd. Notes	5.63	4/15/15	2,015,000	2,071,674
Boston Properties,
Sr. Unscd. Notes	6.25	1/15/13	140,000	148,937
Duke Realty,
Sr. Unscd. Notes	5.88	8/15/12	790,000	811,399
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	1,525,000	1,515,626

Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	550,000	528,949
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.00	7/15/12	1,625,000	1,686,055
Federal Realty Investment Trust,
Sr. Unscd. Notes	6.20	1/15/17	145,000	142,199
Healthcare Realty Trust,
Sr. Unscd. Notes	5.13	4/1/14	7,695,000	7,368,316
Healthcare Realty Trust,
Sr. Unscd. Notes	8.13	5/1/11	225,000	236,224
HRPT Properties Trust,
Sr. Unscd. Notes	0.90	3/16/11	3,725,000 a	3,516,195
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	190,000	176,731
Liberty Property,
Sr. Unscd. Notes	6.63	10/1/17	1,100,000	1,081,223
Mack-Cali Realty,
Sr. Unscd. Notes	5.05	4/15/10	4,735,000	4,755,706
Mack-Cali Realty,
Sr. Unscd. Notes	5.13	1/15/15	145,000	134,307
Mack-Cali Realty,
Sr. Unscd. Notes	5.25	1/15/12	2,145,000	2,165,646
Mack-Cali Realty,
Sr. Unscd. Notes	5.80	1/15/16	690,000 c	640,606
National Retail Properties,
Sr. Unscd. Notes	6.15	12/15/15	3,180,000	3,013,524
Prologis,
Sr. Unscd. Notes	6.63	5/15/18	2,830,000	2,734,533
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,777,000	1,720,738
Regency Centers,
Gtd. Notes	5.88	6/15/17	210,000	198,109
Simon Property Group,
Sr. Unscd. Notes	4.60	6/15/10	1,203,000	1,215,327
Simon Property Group,
Sr. Unscd. Notes	4.88	8/15/10	2,105,000	2,155,067
Simon Property Group,

Sr. Unscd. Notes	5.00	3/1/12	1,000,000	1,033,856
Simon Property Group,
Sr. Unscd. Notes	5.75	5/1/12	260,000	275,267
WEA Finance,
Sr. Notes	7.13	4/15/18	4,015,000 b	4,153,032
WEA Finance,
Gtd. Notes	7.50	6/2/14	2,400,000 b	2,616,667
				47,627,652
Residential Mortgage Pass-Through Ctfs.--.3%
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	0.99	2/25/36	2,640,680 a	1,171,040
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	1.74	2/25/36	2,135,636 a	876,796
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	0.59	5/25/36	1,891,718 a	1,335,679
Prudential Home Mortgage
Securities, Ser. 1994-A, Cl. 5B	6.73	4/28/24	1,733 a,b	1,431
Residential Funding Mortgage
Securities I, Ser. 2004-S3,
Cl. M1	4.75	3/25/19	916,370	700,832
Structured Asset Mortgage
Investments, Ser. 1998-2, Cl. B	5.33	4/30/30	1,225 a	863
Terwin Mortgage Trust,
Ser. 2006-9HGA, Cl. A1	0.32	10/25/37	138,566 a,b	133,613
				4,220,254
Retail--.9%
Autozone,
Sr. Unscd. Notes	5.75	1/15/15	3,040,000	3,259,379
CVS Pass-Through Trust,
Pass Thru Certificates	8.35	7/10/31	2,469,952 b	2,812,238
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	2,642,000	2,585,717
Staples,
Gtd. Notes	9.75	1/15/14	2,575,000 c	3,123,284
				11,780,618
State/Territory General Obligations--2.0%
Buckeye Tobacco Settlement

Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	400,000	356,264
Erie Tobacco Asset Securitization
Corporation, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	540,000	436,406
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	8,890,000	6,769,735
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	3,500,000	2,845,185
State of California Build America
Taxable Various Purpose, Bonds	7.55	4/1/39	6,515,000	6,775,144
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	8,255,000	6,360,808
Tobacco Settlement Finance
Authority of West Virginia,
Tobacco Settlement
Asset-Backed Bonds	7.47	6/1/47	425,000	322,945
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	965,000	867,458
				24,733,945
Steel--.3%
Arcelormittal,
Sr. Unscd. Notes	9.85	6/1/19	2,845,000	3,358,352
Technology--.1%
Sungard Data Systems,
Gtd. Notes	10.63	5/15/15	620,000 b	671,150
Telecommunications--3.2%
AT & T,
Sr. Unscd. Notes	5.60	5/15/18	9,035,000	9,576,811
CC Holdings GS V,
Sr. Scd. Notes	7.75	5/1/17	5,665,000 b	5,976,575
Cellco Partnership/Verizon

Wireless Capital, Sr. Unscd.
Notes	5.55	2/1/14	5,830,000 b	6,358,443
Intelsat Jackson Holdings,
Gtd. Notes	11.25	6/15/16	1,510,000	1,615,700
Intelsat Subsidiary Holding,
Gtd. Notes	8.88	1/15/15	1,055,000 b	1,064,231
Koninklijke KPN,
Sr. Unscd. Bonds	8.00	10/1/10	200,000	212,008
Koninklijke KPN,
Sr. Unscd. Bonds	8.38	10/1/30	10,000	12,721
Telecom Italia Capital,
Gtd. Notes	5.25	11/15/13	3,775,000	3,975,709
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	595,000	617,464
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	1,485,000	1,727,435
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	3,835,000	4,083,113
Verizon Communications,
Sr. Unscd. Notes	6.35	4/1/19	40,000	44,465
Verizon Communications,
Sr. Unscd. Notes	7.35	4/1/39	2,285,000	2,729,864
Wind Acquisition Finance,
Sr. Notes	11.75	7/15/17	2,355,000 b	2,672,925
				40,667,464
Textiles--.3%
Mohawk Industries,
Sr. Unscd. Notes	6.50	1/15/11	3,329,000 a	3,412,225
Transportation--.1%
Norfolk Southern,
Sr. Unscd. Notes	5.75	4/1/18	830,000	903,697
Union Pacific,
Sr. Unscd. Notes	6.65	1/15/11	60,000	63,344
				967,041
U.S. Government Agencies--.7%
Federal National Mortgage
Association, Notes	5.25	9/15/16	7,356,000 d	8,250,902

Small Business Administration
Participation Ctfs., Gov't
Gtd. Debs., Ser. 97-J	6.55	10/1/17	219,536	239,566
				8,490,468
U.S. Government Agencies/Mortgage-Backed--35.0%
Federal Home Loan Mortgage Corp.:
5.50%			5,600,000 d,e	5,959,626
3.50%, 9/1/10			148,598 d	149,619
4.50%, 2/1/39			11,337,299 d	11,478,560
5.00%, 10/1/18 - 6/1/37			22,495,006 d	23,395,054
5.50%, 11/1/22 - 1/1/38			29,128,745 d	30,852,697
6.00%, 7/1/17 - 12/1/37			20,133,098 d	21,461,614
6.50%, 3/1/14 - 3/1/32			634,566 d	686,900
7.00%, 3/1/12			4,456 d	4,656
7.50%, 12/1/25 - 1/1/31			32,388 d	36,577
8.00%, 10/1/19 - 10/1/30			15,230 d	17,187
8.50%, 7/1/30			1,066 d	1,226
Multiclass Mortgage
Participation Ctfs.,
Ser. 2586, Cl. WE, 4.00%,
12/15/32			3,713,647 d	3,738,585
Multiclass Mortgage
Participation Ctfs.,
Ser. 51, Cl. E, 10.00%,
7/15/20			170,700 d	171,118
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2752,			2,651,798 d,f	75,656
Multiclass Mortgage
Participation Ctfs.
(Interest Only
Obligations), Ser. 2731,			2,672,693 d,f	75,272
Multiclass Mortgage
Participation Ctfs.
(Interest Only Obligations)
Ser. 2750, Cl. IK, 5.00%,			3,188,827 d,f	82,827

Federal National Mortgage Association:
4.50%	21,855,000 d,e	22,128,188
5.00%	125,060,000 d,e	128,872,734
5.50%	27,725,000 d,e	29,470,816
6.00%	23,265,000 d,e	24,919,002
3.53%, 7/1/10	264,175 d	267,873
4.00%, 5/1/10	657,856 d	666,852
4.06%, 6/1/13	100,000 d	104,069
4.50%, 6/1/10	33,765 d	34,532
5.00%, 7/1/11 - 4/1/23	8,837,521 d	9,369,791
5.50%, 8/1/22 - 6/1/38	54,936,694 d	58,004,955
6.00%, 1/1/19 - 4/1/38	20,034,484 d	21,378,671
6.50%, 11/1/10 - 10/1/32	234,873 d	254,731
7.00%, 9/1/14 - 7/1/32	84,122 d	91,659
7.50%, 3/1/12 - 3/1/31	23,591 d	25,982
8.00%, 5/1/13 - 3/1/31	35,606 d	40,012
Pass-Through Ctfs.,
Ser. 2004-58, Cl. LJ,
5.00%, 7/25/34	6,885,446 d	7,265,993
Grantor Trust,
Ser. 2001-T11, Cl. B,
5.50%, 9/25/11	285,000 d	304,447
Pass-Through Ctfs.,
Ser. 1988-16, Cl. B, 9.50%,
6/25/18	103,047 d	117,409
Government National Mortgage Association I:
5.50%, 4/15/33	3,425,982	3,641,121
6.00%, 1/15/29	34,175	36,675
6.50%, 4/15/28 - 9/15/32	83,481	90,137
7.00%, 12/15/26 - 9/15/31	21,615	23,903
7.50%, 12/15/26 - 11/15/30	6,486	7,361
8.00%, 1/15/30 - 10/15/30	20,279	23,304
8.50%, 4/15/25	5,508	6,323
9.00%, 10/15/27	10,457	12,114
9.50%, 2/15/25	3,667	4,231
9.50%, 11/15/17	148,500	161,632
Ser. 2004-43, Cl. A, 2.82%,

12/16/19	632,944	639,528
Ser. 2004-23, Cl. B, 2.95%,
3/16/19	571,825	573,692
Ser. 2004-57, Cl. A, 3.02%,
1/16/19	170,239	171,514
Ser. 2007-46, Cl. A, 3.14%,
11/16/29	2,882,263	2,906,677
Ser. 2004-25, Cl. AC,
3.38%, 1/16/23	285,814	287,180
Ser. 2004-77, Cl. A, 3.40%,
3/16/20	227,539	228,677
Ser. 2005-90, Cl. A, 3.76%,
9/16/28	1,053,485	1,083,151
Ser. 2005-34, Cl. A, 3.96%,
9/16/21	1,043,938	1,050,941
Ser. 2005-29, Cl. A, 4.02%,
7/16/27	4,650,573	4,803,455
Ser. 2005-9, Cl. A, 4.03%,
5/16/22	113,683	115,822
Ser. 2007-52, Cl. A, 4.05%,
10/16/25	3,712,604	3,795,802
Ser. 2006-66, Cl. A, 4.09%,
1/16/30	1,473,552	1,519,203
Ser. 2004-51, Cl. A, 4.15%,
2/16/18	272,449	275,851
Ser. 2006-9, Cl. A, 4.20%,
8/16/26	196,023	201,151
Ser. 2006-3, Cl. A, 4.21%,
1/16/28	1,262,597	1,300,392
Ser. 2006-55, Cl. A, 4.25%,
7/16/29	1,300,122	1,347,570
Ser. 2006-51, Cl. A, 4.25%,
10/16/30	130,792	135,768
Ser. 2005-59, Cl. A, 4.39%,
5/16/23	2,274,440	2,327,584
Ser. 2005-32, Cl. B, 4.39%,
8/16/30	6,409,114	6,548,966

Ser. 2005-87, Cl. A, 4.45%,
3/16/25	595,845	611,008
Ser. 2004-39, Cl. LC,
5.50%, 12/20/29	5,057,859	5,131,079
Government National Mortgage Association II:
6.50%, 2/20/31 - 7/20/31	176,803	191,458
7.00%, 11/20/29	525	576
		440,758,736
U.S. Government Securities--12.3%
U.S. Treasury Bonds;
4.25%, 5/15/39	25,683,000 c	25,751,240
U.S. Treasury Notes:
1.00%, 7/31/11	86,745,000 c	87,185,578
2.50%, 3/31/13	3,285,000	3,382,269
3.50%, 2/15/18	14,703,000 c	14,989,032
4.88%, 4/30/11	18,679,000	19,872,719
U.S. Treasury Strip;
0.00%, 2/15/36	9,190,000 g	2,950,688
		154,131,526
Total Bonds and Notes
(cost $1,424,841,255)		1,444,514,507

	Principal
Short-Term Investments--.5%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.07%, 12/17/09	775,000	774,971
0.07%, 1/14/10	5,390,000 h	5,389,704
Total Short-Term Investments
(cost $6,164,169)		6,164,675

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $14,687,000)	14,687,000 [i]	14,687,000

Investment of Cash Collateral for

Securities Loaned--10.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $132,861,304)	132,861,304 [i]	132,861,304

Total Investments (cost $1,578,553,728)	127.1%	1,598,227,486
Liabilities, Less Cash and Receivables	(27.1%)	(340,711,456)
Net Assets	100.0%	1,257,516,030

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, these securities amounted to $190,737,257 or 15.2% of net assets.
c	All or a portion of these securities are on loan. At October 31, 2009, the total market value of the fund's securities on loan is $129,701,424 and the total market value of the collateral held by the fund is $132,861,304.
d	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
e	Purchased on a forward commitment basis.
f	Notional face amount shown.
g	Security issued with a zero coupon. Income is recognized through the accretion of discount.
h	Partially held by a broker as collateral for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At October 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,578,553,728.

Net unrealized appreciation on investments was $19,929,736 of which $56,675,739 related to appreciated investment securities and $36,746,003 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES October 31, 2009 (Unaudited)

Unrealized
	Market Value		Appreciation/
	Covered by		(Depreciation)
Contracts	Contracts ($)	Expiration	at 10/31/2009 ($)

Financial Futures Long
U.S. Treasury 5 Year Notes	335	39,011,799	December 2009	413,510
U.S. Treasury 30 Year Bonds	277	33,283,281	December 2009	132,648
Financial Futures Short
U.S. Treasury 10 Year Notes	715	(84,805,703)	December 2009	(1,552,891)

Gross Unrealized Appreciation				546,158
Gross Unrealized Depreciation				(1,552,891)

STATEMENT OF OPTIONS WRITTEN October 31, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
5-Year USD LIBOR-BBA,
November 2009 @ 2.92	25,022,000	a	(304,130)
5-Year USD LIBOR-BBA,
November 2009 @ 2.72	37,089,000	a	(186,822)
10-Year USD LIBOR-BBA,
November 2009 @ 3.65	12,401,000	a	(161,054)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	62,000,000	a	(4,010,330)
Put Options:
5-Year USD LIBOR-BBA,
November 2009 @ 2.92	25,022,000	a	(75,207)
5-Year USD LIBOR-BBA,
November 2009 @ 2.72	37,089,000	a	(143,341)
10-Year USD LIBOR-BBA,
November 2009 @ 3.65	12,401,000	a	(100,243)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	62,000,000	a	(4,329,433)
(Premiums received $9,566,538)			(9,310,560)

BBA--British Bankers Association LIBOR--London Interbank Offered Rate USD--US Dollar

a	Non-income producing security.

At October 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
				Appreciation/
Forward Currency	Foreign			(Depreciation)
Exchange Contracts	Currency Amount	Cost ($)	Value ($)	at 10/31/2009 ($)
Purchases:
Canadian Dollar, expiring 11/25/2009	3,185,000	3,091,483	2,943,537	(147,946)
Argentine Peso, expiring 12/4/2009	23,780,000	6,199,166	6,190,492	(8,674)
Mexican New Peso, expiring 12/4/2009	82,080,000	6,182,026	6,187,848	5,822
British Pound, expiring 11/25/2009	3,560,000	5,836,620	5,841,849	5,229
Brazilian Real, expiring 12/4/2009	10,760,000	6,166,189	6,065,075	(101,114)
Malaysian Ringgit, expiring 11/25/2009	10,675,000	3,158,284	3,124,549	(33,735)
Malaysian Ringgit, expiring 12/4/2009	20,980,000	6,157,006	6,138,541	(18,465)
Russian Ruble, expiring 12/4/2009	181,290,000	6,181,043	6,159,594	(21,449)
Sales:		Proceeds ($)
Euro, expiring 11/25/2009	2,090,000	3,123,860	3,075,551	48,309

Gross Unrealized Appreciation				59,360
Gross Unrealized Depreciation				(331,383)

Credit Default Swaps on Corporate Issues
					Upfront
		(Pay)	Implied		Premiums	Unrealized
		Receive	Credit		Paid	Appreciation/
	Notional	Fixed Rate	Spread	Market Value (Received)		(Depreciation)
Reference Obligation	Amount ($) [2]	(%)	(%) [3]	($)	($)	($)
Sales Contracts: [1]
Northern Tobacco, 5%,
6/1/2046
12/20/2011*	11,710,000 [a]	1.35	10.00%	(1,820,355)	-	(1,801,912)
Southern California
Tobacco, 5%, 6/1/2037
12/20/2011*	11,710,000 [a]	1.35	10.00%	(1,820,355)	-	(1,801,911)
						(3,603,823)

* Expiration Date

Counterparties:
[a] Citibank

1 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
[2] The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

[3] Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the reference entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	160,296,201	-	160,296,201
Asset-Backed	-	87,965,528	-	87,965,528
Corporate Bonds	-	570,262,699	-	570,262,699
Foreign Government	-	14,038,031	-	14,038,031
Municipal Bonds	-	24,733,945	-	24,733,945
U.S. Government	-	449,249,204	-	449,249,204
Agencies/Mortgage-Backed
Residential Mortgage-Backed	-	4,220,254	-	4,220,254
Commercial Mortgage-Backed	-	139,913,320	-	139,913,320
Mutual Funds	147,548,304	-	-	147,548,304
Other Financial Instruments+	546,158	59,360	-	605,518
Liabilities ($)
Other Financial Instruments+	(1,552,891)	(13,245,766)	-	(14,798,657)

+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) has become the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund s financial statements are prepared in accordance with GAAP, which  may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options, swap transactions and forward foreign currency exchange contracts ( forward contracts ) are valued each business day by an independent pricing service (the Service ) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Directors. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward contracts are valued at the forward rate.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of themarket value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the The fund adopted the provisions of ASC Topic 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as hedges and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments.

The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is exposed to foreign currency risk as a result of  changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in  the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract s term/event with the exception of forward started interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected on the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on corporate and sovereign issues entered into by the fund at October 31, 2009. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Grade Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 23, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 23, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)